Operating Lease Right-of-Use Assets and Operating Lease Liabilities - Schedule of Balance Sheet Information Related to Operating Leases (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets, net	$ 25,679,797	$ 3,299,346	$ 6,960,066
Current operating lease liabilities	5,113,112	656,934	2,270,289
Non-current operating lease liabilities	20,566,685	2,642,412	4,689,777
Total operating lease liabilities	$ 25,679,797	$ 3,299,346	$ 6,960,066